Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

As required by the SEC rules and aligned with Item 402(v) of Regulation S-K, detail is provided in the pay versus performance table. The table represents the relationship between our Principal Executive Officer (“PEO”) and Non-PEO NEOs compensation actually paid (“CAP”) with respect to key financial performance measures of the company. For additional information regarding Allstate’s pay for performance philosophy and how the company aligns NEO compensation, refer to the CD&A beginning on page 62.

	Summary		Average Summary	Average	Value of Initial Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Compensation Table Total for Non-PEO NEOs ($)(1)	Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income ($ in millions)	Performance Net Income ($ in millions)(4)
2022	15,005,001	30,035,131	3,498,306	4,852,665	130	149	(1,416)	(426)
2021	19,066,920	27,585,626	5,548,209	7,666,840	110	131	1,485	3,689
2020	21,126,386	26,023,346	5,228,904	6,270,236	100	101	5,461	4,967

Company Selected Measure Name	Performance Net Income
Named Executive Officers, Footnote [Text Block]
(1)	The totals reflected align with the data reported in the Summary Compensation Table as shown on page 87. Mr. Wilson (Chair, President, and CEO) is represented as the Principal Executive Officer (“PEO”) for each year reported. The Non-PEO NEO column represents Allstate’s NEOs for each respective year. The employees included in Non-PEO NEOs for each year are noted below:

2022	2021	2020
Mario Rizzo	Mario Rizzo	Mario Rizzo
Glenn Shapiro	Glenn Shapiro	Glenn Shapiro
Don Civgin	Don Civgin	Don Civgin
John Dugenske	John Dugenske	John Dugenske
Jesse Merten
Suren Gupta
Robert Toohey

PEO Total Compensation Amount	$ 15,005,001	$ 19,066,920	$ 21,126,386
PEO Actually Paid Compensation Amount	$ 30,035,131	27,585,626	26,023,346
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	CAP has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect actual amount of compensation earned, realized, or received by the company NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. The calculation of CAP requires adjustments to amounts previously reported in the Summary Compensation Table for the years represented. The adjustments made to the PEO and Non-PEO NEOs to determine fair value is noted in the table below.

		2020		2021		2022
Compensation Actually Paid Component		PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Summary Compensation Table (SCT) Total		$21,126,386	$5,228,904	$19,066,920	$5,548,209	$15,005,001	$3,498,306
Deduction:	SCT change in Actuarial Value of Pension Value	$(3,116,842)	$(189,278)	$(697,929)	$(65,931)	$-	$(51,781)
Deduction:	SCT Stock Award Amount	$(7,312,094)	$(1,685,460)	$(6,335,804)	$(1,617,742)	$(6,868,175)	$(1,523,242)
Deduction:	SCT Option Award Amount	$(4,404,993)	$(1,015,376)	$(4,304,994)	$(1,099,217)	$(4,293,494)	$(871,876)
Addition:	Pension Service Cost	$217,343	$56,961	$238,310	$62,348	$235,050	$46,723
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that vested during the fiscal year	$3,712,366	$218,942	$(454,767)	$(110,761)	$3,039,030	$521,581
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that remained unvested at year-end	$6,802,340	$1,581,275	$6,922,985	$1,592,057	$7,695,232	$1,338,444
Addition:	Fair value, at the end of the year, of equity awards granted during the fiscal year that remain unvested at year-end	$8,998,841	$2,074,267	$13,150,905	$3,357,877	$15,222,487	$2,083,563
Deduction:	Fair value of unvested equity awards at the beginning of the fiscal year that were forfeiture during the fiscal year	$-	$-	$-	$-	$-	$(189,054)
Compensation Actually Paid		$26,023,346	$6,270,236	$27,585,626	$7,666,840	$30,035,131	$4,852,665

Non-PEO NEO Average Total Compensation Amount	$ 3,498,306	5,548,209	5,228,904
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,852,665	7,666,840	6,270,236
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	CAP has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect actual amount of compensation earned, realized, or received by the company NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below. The calculation of CAP requires adjustments to amounts previously reported in the Summary Compensation Table for the years represented. The adjustments made to the PEO and Non-PEO NEOs to determine fair value is noted in the table below.

		2020		2021		2022
Compensation Actually Paid Component		PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Summary Compensation Table (SCT) Total		$21,126,386	$5,228,904	$19,066,920	$5,548,209	$15,005,001	$3,498,306
Deduction:	SCT change in Actuarial Value of Pension Value	$(3,116,842)	$(189,278)	$(697,929)	$(65,931)	$-	$(51,781)
Deduction:	SCT Stock Award Amount	$(7,312,094)	$(1,685,460)	$(6,335,804)	$(1,617,742)	$(6,868,175)	$(1,523,242)
Deduction:	SCT Option Award Amount	$(4,404,993)	$(1,015,376)	$(4,304,994)	$(1,099,217)	$(4,293,494)	$(871,876)
Addition:	Pension Service Cost	$217,343	$56,961	$238,310	$62,348	$235,050	$46,723
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that vested during the fiscal year	$3,712,366	$218,942	$(454,767)	$(110,761)	$3,039,030	$521,581
Addition:	Change in fair value, during the fiscal year, of unvested equity awards at the beginning of the fiscal year that remained unvested at year-end	$6,802,340	$1,581,275	$6,922,985	$1,592,057	$7,695,232	$1,338,444
Addition:	Fair value, at the end of the year, of equity awards granted during the fiscal year that remain unvested at year-end	$8,998,841	$2,074,267	$13,150,905	$3,357,877	$15,222,487	$2,083,563
Deduction:	Fair value of unvested equity awards at the beginning of the fiscal year that were forfeiture during the fiscal year	$-	$-	$-	$-	$-	$(189,054)
Compensation Actually Paid		$26,023,346	$6,270,236	$27,585,626	$7,666,840	$30,035,131	$4,852,665

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs Performance Net Income

Tabular List [Table Text Block]

Financial Measures: The Allstate executive compensation programs reflect the pay-for-performance culture and supports shareholder alignment while also incentivizing our executives as noted throughout the CD&A beginning on page 62. For the annual and long-term incentive programs, the committee uses performance measures that (1) align with the company’s strategy, operating principles and priorities, and shareholder interest, (2) support the achievement of corporate goals, and (3) reflect the company’s overall performance. The most important performance measures used to understand CAP with respect to company’s performance for Allstate NEOs for this most recently completed fiscal year are as follows:

Performance Net Income (PNI)
Performance Net Income Return on Equity (PNI ROE)
Total Premiums
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 130	110	100
Peer Group Total Shareholder Return Amount	149	131	101
Net Income (Loss) Attributable to Parent	$ (1,416,000,000)	$ 1,485,000,000	$ 5,461,000,000
Company Selected Measure Amount	(426,000,000)	3,689,000,000	4,967,000,000
PEO Name	Mr. Wilson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Performance Net Income
Non-GAAP Measure Description [Text Block]	Performance Net Income (PNI) is Allstate’s company selected measure. PNI is equal to net income applicable to common shareholders as reported in The Allstate Corporate Annual Report on Form 10-K adjusted for the after-tax items indicated on page 101 under Performance Net Income.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Performance Net Income Return on Equity
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Premiums
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
P E O Deduction S C T Change In Actuarial Value Of Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (697,929)	$ (3,116,842)
Non P E O Deduction S C T Change In Actuarial Value Of Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,781)	(65,931)	(189,278)
P E O Deduction S C T Stock Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,868,175)	(6,335,804)	(7,312,094)
Non P E O Deduction S C T Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,523,242)	(1,617,742)	(1,685,460)
P E O S C T Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,293,494)	(4,304,994)	(4,404,993)
Non P E O S C T Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(871,876)	(1,099,217)	(1,015,376)
P E O Addition Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	235,050	238,310	217,343
Non P E O Addition Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	46,723	62,348	56,961
P E O Addition Change In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,039,030	(454,767)	3,712,366
Non P E O Addition Change In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Vested During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	521,581	(110,761)	218,942
P E O Addition Change In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Remained Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,695,232	6,922,985	6,802,340
Non P E O Addition Change In Fair Value During The Fiscal Year Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Remained Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,338,444	1,592,057	1,581,275
P E O Addition Fair Value At The End Of The Year Of Equity Awards Granted During The Fiscal Year That Remain Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,222,487	13,150,905	8,998,841
Non P E O Addition Fair Value At The End Of The Year Of Equity Awards Granted During The Fiscal Year That Remain Unvested At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,083,563	3,357,877	2,074,267
P E O Deduction Fair Value Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Were Forfeiture During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non P E O Deduction Fair Value Of Unvested Equity Awards At The Beginning Of The Fiscal Year That Were Forfeiture During The Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (189,054)	$ 0	$ 0